CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS
Cash	$ 327,206	$ 1,559,701	$ 2,123,737
Accounts receivable		0	199,471
Prepaid expenses and other current assets	38,450	37,551	53,294
TOTAL CURRENT ASSETS	365,656	1,597,252	2,376,502
Property and equipment, net	45,893	29,223	36,038
Patents, net	82,705	84,996	94,161
Deposits	14,897	14,897	22,415
TOTAL ASSETS	509,151	1,726,368	2,529,116
CURRENT LIABILITIES
Accounts payable	277,094	484,423	244,804
Due to related parties	48,366	57,866	145,112
Other current liabilities	82,845	69,467	136,695
TOTAL CURRENT LIABILITIES	408,305	611,756	526,611
Convertible notes payable, net	1,050,911	519,200	500,139
TOTAL LIABILITIES	1,459,216	1,130,956	1,026,750
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 30,000,000 shares authorized at March 31, 2017 and 2016; 8,797,086 and 7,622,393 issued and outstanding at March 31, 2017 and 2016, respectively	8,869	8,796	7,621
Additional paid-in capital	94,745,740	94,445,739	88,047,142
Accumulated deficit	(95,619,939)	(93,778,156)	(86,502,043)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY BEFORE NONCONTROLLING INTERESTS	(865,330)	676,379	1,552,720
NONCONTROLLING INTERESTS	(84,735)	(80,967)	(50,354)
TOTAL STOCKHOLDERS' EQUITY	(950,065)	595,412	1,502,366
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 509,151	$ 1,726,368	$ 2,529,116